Eaton Vance

Worldwide Health Sciences Fund

May 31, 2019 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2019, the value of the Fund’s investment in the Portfolio was $967,971,085 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Biotechnology — 14.8%
AbbVie, Inc.	63,089	$4,839,557
Agios Pharmaceuticals, Inc.(1)	92,498	4,270,633
Alexion Pharmaceuticals, Inc.(1)	119,140	13,543,835
Argenx SE ADR(1)	24,205	2,992,464
BioMarin Pharmaceutical, Inc.(1)	75,515	6,210,354
Bluebird Bio, Inc.(1)	22,532	2,702,037
Blueprint Medicines Corp.(1)	32,925	2,502,300
Celgene Corp.(1)	172,645	16,192,375
CSL, Ltd.	126,045	17,908,873
Galapagos NV(1)	63,617	7,236,873
Gilead Sciences, Inc.	378,226	23,544,568
Incyte Corp.(1)	132,587	10,425,316
Neurocrine Biosciences, Inc.(1)	98,956	8,389,490
Sarepta Therapeutics, Inc.(1)	21,930	2,496,730
Vertex Pharmaceuticals, Inc.(1)	121,498	20,190,538

		$143,445,943

Health Care Distributors — 1.1%
Amplifon SpA	264,046	$5,839,026
Galenica AG(2)	91,077	4,378,872

		$10,217,898

Health Care Equipment — 20.9%
Abbott Laboratories	502,094	$38,224,416
Agiliti, Inc.(1)	247,646	2,503,701
Baxter International, Inc.	229,436	16,849,780
Boston Scientific Corp.(1)	554,801	21,309,906
Danaher Corp.	188,340	24,862,763
Edwards Lifesciences Corp.(1)	88,160	15,048,912
Fisher & Paykel Healthcare Corp., Ltd.	639,037	6,423,882
Intuitive Surgical, Inc.(1)	54,289	25,236,242
iRhythm Technologies, Inc.(1)	83,914	5,744,753
Koninklijke Philips NV	307,269	12,176,977
Medtronic PLC	117,565	10,884,168
Straumann Holding AG	8,454	6,945,282
Teleflex, Inc.	37,037	10,677,767
Wright Medical Group NV(1)	188,345	5,785,958

		$202,674,507

Health Care Facilities — 0.2%
NMC Health PLC	82,895	$2,353,623

		$2,353,623

Health Care Services — 0.9%
Amedisys, Inc.(1)	46,697	$5,244,540
UDG Healthcare PLC	333,918	3,005,827

		$8,250,367

Security	Shares	Value
Health Care Supplies — 2.5%
Coloplast A/S, Class B	61,238	$6,505,915
Cooper Cos., Inc. (The)	38,090	11,342,821
Haemonetics Corp.(1)	59,828	5,802,718

		$23,651,454

Health Care Technology — 0.4%
Medidata Solutions, Inc.(1)	45,682	$4,163,914

		$4,163,914

Life Sciences Tools & Services — 6.9%
Agilent Technologies, Inc.	158,674	$10,639,092
Illumina, Inc.(1)	58,594	17,983,084
Lonza Group AG	36,194	11,096,299
Thermo Fisher Scientific, Inc.	102,257	27,300,574

		$67,019,049

Managed Health Care — 7.4%
Anthem, Inc.	100,200	$27,853,596
UnitedHealth Group, Inc.	180,621	43,674,158

		$71,527,754

Pharmaceuticals — 44.1%
AstraZeneca PLC	173,771	$12,805,582
Bristol-Myers Squibb Co.	385,152	17,474,346
Dechra Pharmaceuticals PLC	141,046	4,855,318
Elanco Animal Health, Inc.(1)	246,966	7,725,096
Eli Lilly & Co.	261,680	30,339,179
GlaxoSmithKline PLC	1,646,332	31,784,022
Johnson & Johnson	534,798	70,138,758
Merck & Co., Inc.	743,781	58,914,893
Novartis AG	550,228	47,285,441
Novo Nordisk A/S, Class B	514,946	24,232,486
Pfizer, Inc.	781,671	32,454,980
Roche Holding AG PC	96,270	25,285,506
Sanofi	312,354	25,224,867
Santen Pharmaceutical Co., Ltd.	419,483	6,009,708
UCB SA	92,723	7,088,647
Zoetis, Inc.	247,786	25,038,775

		$426,657,604

Total Common Stocks (identified cost $746,847,209)		$959,962,113

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Equity Funds — 0.1%
iShares Global Healthcare ETF	13,206	$770,702

Total Exchange-Traded Funds (identified cost $785,278)		$770,702

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(4)	18,544	$18,544

Total Short-Term Investments (identified cost $18,544)		$18,544

Total Investments — 99.3% (identified cost $747,651,031)		$960,751,359

Other Assets, Less Liabilities — 0.7%		$7,220,144

Net Assets — 100.0%		$967,971,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $4,378,872 or 0.5% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $54,269.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	71.1%	$688,545,167
Switzerland	9.8	94,991,400
United Kingdom	5.1	49,444,922
Denmark	3.2	30,738,401
France	2.6	25,224,867
Australia	1.9	17,908,873
Netherlands	1.6	15,169,441
Belgium	1.5	14,325,520
New Zealand	0.7	6,423,882
Japan	0.6	6,009,708
Italy	0.6	5,839,026
Ireland	0.3	3,005,827
United Arab Emirates	0.2	2,353,623
Exchange-Traded Funds	0.1	770,702

Total Investments	99.3%	$960,751,359

Abbreviations:

ADR	-	American Depositary Receipt
PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$118,300,197	$25,145,746		$—	$143,445,943
Health Care Distributors	—	10,217,898		—	10,217,898
Health Care Equipment	174,624,665	28,049,842		—	202,674,507
Health Care Facilities	—	2,353,623		—	2,353,623
Health Care Services	5,244,540	3,005,827		—	8,250,367
Health Care Supplies	17,145,539	6,505,915		—	23,651,454
Health Care Technology	4,163,914	—		—	4,163,914
Life Sciences Tools & Services	55,922,750	11,096,299		—	67,019,049
Managed Health Care	71,527,754	—		—	71,527,754
Pharmaceuticals	242,086,027	184,571,577		—	426,657,604
Total Common Stocks	$689,015,386	$270,946,727	*	$—	$959,962,113
Exchange-Traded Funds	$770,702	$—		$—	$770,702
Short-Term Investments	—	18,544		—	18,544
Total Investments	$689,786,088	$270,965,271		$—	$960,751,359

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Proposed Termination of Portfolio

In June 2019, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about August 9, 2019.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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